ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 21, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares sold for proceeds				300,000
Advertising cost		$ 47,785	$ 23,012	$ 146,579	$ 4,767
Net operating loss carryforwards				$ 49,495,907
Federal tax rate				21.00%	21.00%
Canfield [Member]
Proceeds from sales of common stock					$ 100,000	$ 2,000
Number of shares sold for proceeds					336,000	200,000
Allowance for doubtful accounts					$ 0	$ 0
Advertising cost					13,453	18,129
Net operating loss carryforwards					$ 462,000	$ 144,000
Federal tax rate					21.00%	21.00%
State tax rate					5.00%	5.00%
Loss carryforwards					$ 120,000	$ 37,440
Change in valuation allowance					82,560	$ (19,760)
Deferred tax assets					$ 120,000
WesBev | Canfield [Member]
Shares Aquired	8,000,000
Percentage of acquisition	69.70%
Proceeds from sales of common stock	$ 100,000
Number of shares sold for proceeds	336,000
Total shares	8,336,000